Stock options (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options Tables
Summary of stock options
			average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.45	74,600	74,600	0.8
$0.75	355,000	236,664	2.5
$0.76	303,335	131,110	3.1
$0.86	707,500	454,163	2.6
$1.16	411,000	411,000	1.6
$1.20	300,000	300,000	2.6
$1.35	55,000	55,000	5.0
$1.39	55,000	55,000	4.5
$1.55	40,000	-	4.2
$1.61	25,000	-	4.1
$1.67	150,000	-	4.9
$1.83	65,000	65,000	4.0
$1.02	2,541,435	1,782,537	2.7

Number of stock options outstanding
	For the year ended		For the year ended
	December 31, 2014		December 31, 2013
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the year	2,888,100	$0.88	2,890,600	$0.86
Granted	325,000	$1.55	542,500	$0.91
Exercised	(482,665)	$0.60	(16,667)	$0.79
Forfeited	(35,000)	$1.42	(423,333)	$0.79
Expired	(154,000)	$0.71	(105,000)	$0.75
Options outstanding, end of the year	2,541,435	$1.02	2,888,100	$0.88
Options exercisable, end of the year	1,782,537	$1.01	1,733,930	$0.90

Stock based compensation expense
	2014	2013	2012
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	4.0
Expected volatility in the price of common shares	113%	74%	79%
Risk free interest rate	1.5%	1.0%	1.0%
Weighted average fair market value per share at grant date	$1.24	$0.55	$0.52
Intrinsic (or "in-the-money") value per share of options exercised	$0.85	$0.76	$0.13

SBCE amounts
	2014	2013	2012
SBCE recognized related to:
Stock options	$432,000	$492,000	$265,000
Preferred Share Rights (see note 8)	226,000	-	-
Total SBCE	658,000	492,000	265,000

SBCE related to the non-vested portion
As at December 31	2014	2013
Unamortized SBCE related to:
Stock options	$367,000	$475,000
Preferred Share Rights (see note 8)	234,000	-
	601,000	475,000